SCHEDULE OF OPERATING SEGMENTS (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Goodwill	$ 5,940,409	$ 2,166,563
Property and equipment	297,043	153,870
Intangible assets	593,901	273,867
Investments	291,066
Notes receivable	964,006
Right of use assets	468,106	144,419
TOTAL ASSETS	42,113,240	$ 7,100,567
Canada [member]
IfrsStatementLineItems [Line Items]
Goodwill	2,166,564
Property and equipment	297,043
Intangible assets	219,093
Investments	291,066
Notes receivable
Right of use assets	468,106
TOTAL ASSETS	3,441,872
United States [member]
IfrsStatementLineItems [Line Items]
Goodwill	3,773,845
Property and equipment
Intangible assets	374,808
Investments
Notes receivable	964,006
Right of use assets
TOTAL ASSETS	5,112,659
International [member]
IfrsStatementLineItems [Line Items]
Goodwill
Property and equipment
Intangible assets
Investments
Notes receivable
Right of use assets
TOTAL ASSETS